Provisions (Details) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of movements in provisions [Line Items]
Balance at beginning of the year		$ 1,885,963	$ 2,821,671
Additions		1,184,020	531,755
Usage		(446,951)	(1,322,861)
Reversals		(100,969)	(120,704)
Effect of change in exchange rate		15,986	(23,898)
Balance at end of the year		2,538,049	1,885,963
Less: current		(1,507,564)	(819,232)
Noncurrent		1,030,485	1,066,731
Warranties [member]
Disclosure of movements in provisions [Line Items]
Balance at beginning of the year	[1]	1,546,960	1,528,898
Additions	[1]	276,846	436,464
Usage	[1]	(259,109)	(297,829)
Reversals	[1]	(100,754)	(120,704)
Effect of change in exchange rate	[1]	(74)	131
Balance at end of the year	[1]	1,463,869	1,546,960
Less: current	[1]	(686,424)	(725,366)
Noncurrent	[1]	777,445	821,594
Litigation and claims [member]
Disclosure of movements in provisions [Line Items]
Balance at beginning of the year		89,520	1,027,328
Additions		336,061	90,945
Usage		0	(1,025,032)
Reversals		0	0
Effect of change in exchange rate		5,647	(3,721)
Balance at end of the year		431,228	89,520
Less: current		(431,228)	(89,520)
Noncurrent		0	0
Others [member]
Disclosure of movements in provisions [Line Items]
Balance at beginning of the year		249,483	265,445
Additions		571,113	4,346
Usage		(187,842)	0
Reversals		(215)	0
Effect of change in exchange rate		10,413	(20,308)
Balance at end of the year		642,952	249,483
Less: current		(389,912)	(4,346)
Noncurrent		$ 253,040	$ 245,137

[1]	The provisions for warranties were estimated based on historical experience of warranty claims rate associated with similar products and services. The Company expects most warranty claims will be made within two years from the date of the sale of the product.